Provision for Legal Proceedings - Summary of Provision for Contingencies (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Provision for legal proceedings	R$ 70,274	R$ 147,762	R$ 147,762	R$ 245,539
Labor Proceedings [member]
Disclosure of contingent liabilities [line items]
Provision for legal proceedings	31,366		22,795	48,658
Tax Proceedings [member]
Disclosure of contingent liabilities [line items]
Provision for legal proceedings	34,041		122,744	195,316
Civil Proceedings [member]
Disclosure of contingent liabilities [line items]
Provision for legal proceedings	R$ 4,867		R$ 2,223	R$ 1,565